Significant Concentrations and Risks	12 Months Ended
Dec. 31, 2011
Significant Concentrations and Risks [Abstract]
SIGNIFICANT CONCENTRATIONS AND RISKS
22.	SIGNIFICANT CONCENTRATIONS AND RISKS

(a)	Revenue concentrations

The Company derived operating revenue from a major customer of the manufacturing and wholesale segment, which accounted for over 10% of operating revenue for three years period ended December 31, 2011.

	Year ended December 31, 2011		Year ended December 31, 2010		Year ended December 31, 2009
	US$	%	US$	%	US$	%
Customer A	11,497	6	11,743	8	11,008	10

The accounts receivable for more than 10% are as follows:

	As of December 31, 2011	As of December 31, 2010	As of December 31, 2009
	US$	US$	US$
Customer A	2,219	3,111	784
Customer B	—	24	2,980
Customer C	7,693	—	—

(b)	Dependence on suppliers

The Company sourced supplies and raw materials from a variety of suppliers, and the Company did not believe the loss of any of our suppliers would have a material adverse effect on our business. Alternative sources of supply for raw materials for production of jewelry are readily available.

The following suppliers of gold, diamonds and gemstones accounted for 10% or more of total purchases during three years period ended December 31, 2011:

	Year ended December 31, 2011		Year ended December 31, 2010		Year ended December 31, 2009
	US$	%	US$	%	US$	%
Supplier A	29,935	19	23,407	24	17,483	34
Supplier B	13,840	9	7,174	7	5,266	10
Supplier C	7,444	5	5,333	6	7,930	16
Supplier D	5,731	4	12,296	13	4,676	9

Trade payables related to these suppliers were US$5,279 and US$3,374 as of December 31, 2011 and 2010 respectively.